Document and Entity Information	Aug. 13, 2021
Cover [Abstract]
Entity Address, Country	GB
Entity Address, Address Line Two	<span data-hint="Entity
Amendment Flag	false
Entity Central Index Key	0001566373
Document Type	8-K
Document Period End Date	Aug. 13, 2021
Entity Registrant Name	F-STAR THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37718
Entity Tax Identification Number	52-2386345
Entity Address, Address Line One	Eddeva B920 Babraham Research Campus
Entity Address, City or Town	Cambridge
Entity Address, Postal Zip Code	CB22 3AT
City Area Code	44-1223
Local Phone Number	497400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.0001 par value
Trading Symbol	FSTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true